Inx Token Warrant Liability - Schedule of Token-Based Compensation (Details) - Token Based Compensation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses (income):
Total token-based compensation expense (income)	$ 1,165	$ (474)	$ 694
Research and development [Member]
Operating expenses (income):
Total token-based compensation expense (income)	169	60	166
Sales and marketing [Member]
Operating expenses (income):
Total token-based compensation expense (income)	38	30	268
General and administrative [Member]
Operating expenses (income):
Total token-based compensation expense (income)	430	372	464
Change in fair value of INX Token warrant liability [Member]
Operating expenses (income):
Total token-based compensation expense (income)	$ 528	$ (936)	$ (204)